FORM N-SAR

                              SEMI-ANNUAL REPORT

                     FOR REGISTERED INVESTMENT COMPANIES


                                                               NEXT SCREEN: 01

 Report for six month period ending:   /    /      (a)
     or fiscal year ending:12/31/95 (b)

Report for the transition period ending:     /     /     (c)
[If transition report also complete (a) or (b) above.]
Is this an amendment to a previous filing?   (Y/N): N


  Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed form the previous filing on this form.

  1.     A. Registrant Name:   First Variable Annuity Fund A
     B. File Number: 811-1680
     C. Telephone Number: 617 457- 6732

2.     A. Street: 10 Post Office Square
     B. City:  Boston          C: State:  Ma     D. Zip Code: 02109     Zip
Ext: 9309
     E. Foreign Country                              Foreign Postal Code

3.     Is this the first filing on this form by Registrant?  N

4.     Is this the last filing on this form by Registrant?  N

5.     Is Registrant a small business investment company (SBC)?  (Y/N) N

6.     Is Registrant a unit investment trust (UIT)?  (Y/N)  Y

For period ending
File number 811-1680
If filing more than one Page 43, "X" box:
                            UNIT INVESTMENT TRUST

  111.     A. [/] Depositor Name
     B. [/] File Number (If any)
     C. [/] City          State:          Zip Code:          Zip Ext:
          Foreign Country:                    Foreign Postal Code:

111.     A. [/] Depositor Name:
     B. [/] File Number (if any)
     C.  [/] City:          State:          Zip Code:          Zip Ext:
          Foreign Country:                    Foreign Postal Code:

112.     A. [/] Sponsor Name
     B.  [/] File Number (If any)
     C.  [/] City:          State:          Zip Code:          Zip Ext:
          Foreign Country:                    Foreign Postal Code:

112.     A. [/] Sponsor Name
     B.  [/] File Number (If any)
     C.  [/] City:          State:          Zip Code:          Zip Ext:
          Foreign Country:                    Foreign Postal Code:

For period ending
File number 811-1680
If filing more than one Page 44, "X" box:
                            UNIT INVESTMENT TRUST

  113.     A. [/] Trustee Name:
     B. [/] City          State:          Zip Code:          Zip Ext:
          Foreign Country:                    Foreign Postal Code:

113.     A. [/] Trustee Name:
     B. [/] City          State:          Zip Code:          Zip Ext:
          Foreign Country:                    Foreign Postal Code:

  114.     A. [/] Principal Underwriters Name:First Variable Capital Services,
Inc.
     B.  [/] File Number 8-44678
     C.  [/] City:Boston          State:     MA     Zip Code:02109
Zip Ext:9309
          Foreign Country:                    Foreign Postal Code:

114.     A. [/] Principal Underwriters Name:
     B.  [/] File Number 8-
     C.  [/] City:          State:          Zip Code:          Zip Ext:
          Foreign Country:                    Foreign Postal Code:

115.     A. [/] Independent Public Account  Name:Ernst & Young, LLP
     B. [/] City:Boston     State:     MA     Zip Code:     02109     Zip
Ext:9309
          Foreign Country:                    Foreign Postal Code:

115.     A. [/] Independent Public Account  Name:
     B. [/] City          State:          Zip Code:          Zip Ext:
          Foreign Country:                    Foreign Postal Code:

 For period ending
  File number 811-1680
If filing more than one Page 44, "X" box:

  116.     Family of investment companies information:

A. [/] Is Registrant part of a family of investment companies?  (Y/N)


B.  [/] Identify the family in 10 letters:

  (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation for purposes of this form only.)

117.     A. [/] Is Registrant a separate account of an insurance company?
(Y/N) Y


     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

     B. [/] Variable annuity contracts? (Y/N)Y

     C. [/] Schedule premium variable life contracts? (Y/N)N

     D. [/] Flexible premium variable life contracts? (Y/N)N

     E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N)N

  118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

  119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

  120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) $

121. [/] State the number of series for which a current prospectus was in existence at the end of the period


  122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

For period ending
  File number 811-1680
If filing more than one Page 46, "X" box:

  123. [/] State the total value of the additional units considered in answering item 122 ($000 omitted)
     $

  124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measurer on the date they were placed in the subsequent
series) ($000 omitted)          $

  125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely form the sale of units of all
series of Registrant ($000 omitted)               $4

  126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a period series placed in the portfolio of a subsequent series.) ($000 omitted) $0

  127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

     Number     Total Assets     Total Income
     of  Series     ($000's     Distributions
     Investing     omitted)     ($000's omitted)
A.     U.S. Treasury direct issue          $     $
B.     U.S. Government agency          $     $
C.      State and municipal tax-free          $     $
D.      Public utility debt          $     $
E.      Brokers or dealers debt or debt of brokers'          $     $
         dealers' parent
F.     All other corporate intermed & long-term          $     $
        debt
G.     All other corporate short-term debt          $     $
H.     Equity securities of brokers or dealers
         or parents of brokers or dealers
I.      Investment company equity securities     1     $28,818     $1,825
J.      All other equity securities          $     $
K.     Other securities

L. Total assets of series of Registrant     1     $28,818     $1,825

For period ending
  File number 811-1680
If filing more than one Page 47, "X" box
  128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?
  (Y/N)

     [If answer is "N" (No), go to item 131.]

  129. [/] Is the issuer of any instrument covered item 128 delinquent or in default as to payment of principal or interest at the end of the current period? [Y/N

     [If answer is "N" (No), go to item 131.]

  130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131. Total expenses incurred by all series of Registrant during the current reporting period ($000 omitted)
     $261

  132. [/] List the "811" (Investment Company Act of 1940) registration number for all series of Registrant that are being included in this filing:

811-     811-
811-     811-
811-     811-
811-     811-
811-     811-
811-     811-
811-     811-
811-     811-
811-     811-
811-     811-
811-     811-
811-     811-